General and administrative expenses (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Depreciation	$ 21,620	¥ 153,914	¥ 132,329	$ 36,031	¥ 256,508	¥ 146,013
Total general and administrative expenses	921,249	6,558,371	4,075,201	1,519,616	10,818,146	9,436,963
S G And A Expenses [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit				436,586	3,108,053	2,929,142
Service charge				651,206	4,635,935	3,402,078
Travel, Meals and Entertainment				52,476	373,576	850,851
Rental				257,421	1,832,580	1,185,443
Depreciation				22,425	159,642	127,339
Others				99,502	708,360	942,110
Total general and administrative expenses				$ 1,519,616	¥ 10,818,146	¥ 9,436,963
S G And A Expense [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit	260,452	1,854,155	1,552,223
Service charge	317,997	2,263,819	759,786
Travel, Meals and Entertainment	15,561	110,780	286,672
Rental	202,536	1,441,855	694,961
Depreciation	12,379	88,129	0
Others	112,324	¥ 799,633	¥ 781,559
Total general and administrative expenses	$ 921,249